Pensions (Details) - Schedule of balance sheet - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balance Sheet [Abstract]
Present value of defined benefit obligation	$ 101,505	$ 83,205
Fair value of plan assets	(482,957)	(495,059)
Net defined benefit asset	$ (381,452)	$ (411,854)